Subsequent Event (Details) - Subsequent Event [Member]	Jan. 19, 2026 USD ($) $ / shares shares
Subsequent Event [Line Items]
Warrants (in Shares) | shares	600,480,000
Proceeds from Issuance of Common Stock and Warrants (in Dollars) | $	$ 3,502,800
Minimum [Member]
Subsequent Event [Line Items]
Exercise price par value	$ 0.7
Maximum [Member]
Subsequent Event [Line Items]
Exercise price par value	0.2
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares par value	0.0001
Class A Ordinary Shares [Member] | Minimum [Member]
Subsequent Event [Line Items]
Exercise price par value	0.0117
Class A Ordinary Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Exercise price par value	$ 0.0033
Private Placement [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued (in Shares) | shares	300,240,000